Document And Entity Information Document	Nov. 13, 2026
Entity Information [Line Items]
Entity Registrant Name	TEXAS CAPITAL BANCSHARES INC/TX
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Written Communications	false
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Address, Address Line One	2000 McKinney Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	932-6600
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-34657
Entity Tax Identification Number	75-2679109
Entity Central Index Key	0001077428
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TXCP
Series B Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/40th Interest in a Share of 5.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	TCBI PRB